CREDIT FACILITIES (Details Textual) - USD ($)	1 Months Ended
	Aug. 21, 2017	May 29, 2017	Sep. 30, 2017	Mar. 31, 2017
Line of Credit, Current			$ 350,546	$ 0
Senior Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate		1.50%
Senior Credit Facility [Member] | Treasure Success International [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 12,000,000	$ 8,000,000
Debt Instrument, Collateral Amount	$ 3,000,000
Debt Instrument, Description of Variable Rate Basis	HSBC provided that drawings under the Senior Credit Facility would be charged interest at the Hong Kong Interbank Offered Rate (“HIBOR”) plus 1.5% for drawings in Hong Kong dollars, and the London Interbank Offered Rate (“LIBOR”) plus 1.5% for drawings in other currencies.
Line of Credit, Current			$ 350,546
Senior Credit Facility [Member] | Treasure Success International [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate	1.50%
Senior Credit Facility [Member] | Treasure Success International [Member] | Hong Kong, Dollars
Debt Instrument, Basis Spread on Variable Rate	1.50%